Significant equity transactions, mergers and acquisitions and investments - China Broadcasting Network (Details) - China Broadcasting Network ¥ in Billions	3 Months Ended
Dec. 31, 2020 CNY (¥)
Significant equity transaction, mergers and acquisitions and investments
Total consideration	¥ 10.0
Percentage of equity interest acquired	7.00%